Disclosures About Capitalized Costs, Costs Incurred (Details 1) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Company [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Development costs incurred on proved undeveloped reserves	$ 0	$ 0
Development costs—other	102	142
Total	102	142
Company's Share of Piceance Energy [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Development costs—other	15,599	6,380
Unproved properties acquisition costs	0	0
Total	$ 15,599	$ 6,380